Note 3 - Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (FY) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents			$ 1,130
Short-term investments	313,737	452,301	503,810
Total assets	313,737	452,301	504,940
Accrued warrant liability	8,607	6,414	78,637
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents			1,130
Short-term investments
Total assets			1,130
Accrued warrant liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents
Short-term investments	313,737	452,301	503,810
Total assets	313,737	452,301	503,810
Accrued warrant liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents
Short-term investments
Total assets
Accrued warrant liability	$ 8,607	$ 6,414	$ 78,637